INTANGIBLE ASSETS (Details Narrative) (USD $)	12 Months Ended		115 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Notes to Financial Statements
Amortization Expenses	$ 5,908	$ 17,235	$ 106,361
Future amortization Year 1	10,000		10,000
Future amortization Year 2	10,000		10,000
Future amortization Year 3	10,000		10,000
Future amortization Year 4	10,000		10,000
Future amortization Year 5	$ 10,000		$ 10,000